Leases - Schedule of Non-Cancellable Lease Contracts (Details)	Mar. 31, 2026
Office lease at 31 Jurong Port Road #02-20 Jurong Logistics Hub Singapore 619115 [Member]
Schedule of Non-Cancellable Lease Contracts [Line Items]
Lease term	3 years
Warehouse lease at 31 Jurong Port Road #01-25/26/27/28/29/30 Jurong Logistics Hub Singapore 619115 [Member]
Schedule of Non-Cancellable Lease Contracts [Line Items]
Lease term	6 years
Photocopier Machine [Member]
Schedule of Non-Cancellable Lease Contracts [Line Items]
Lease term	5 years